Shareholder Fees {- Fidelity Health Savings Fund}	Nov. 29, 2021 USD ($)
09.30 Fidelity Health Savings & Health Savings Index Funds Retail Combo PRO-03 | Fidelity Health Savings Fund
Shareholder Fees:
(fees paid directly from your investment)	none